Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2022
GUARANTEES WITH THIRD PARTIES, CONTINGENT ASSETS AND, LIABILITIES, AND OTHER COMMITMENTS
Summary of Indirect Guarantees

			Debtor		Guarantee		Outstanding balance as of
Contract	Maturity	Creditor of Guarantee	Company	Relationship	Guarantor	Type of Guarantee	Currency	12-31-2022 ThCh$	12-31-2021 ThCh$
B Bond (*)	June 2022	Bond holders Enel Américas´ Bond Program	Enel Américas	Common control	Companies divided from the original debtor Enersis (solidarity debtor Enel Chile)	Joint and several co-signer	UF	-	2,803,327
Credit opening contract	November 2022	GDN BID Loan	Enel Green Power Chile	Subsidiary	Enel Chile	Guarantor	US$	-	25,389,270
Credit opening contract	October 2037	European Investment Bank	Enel Chile	Parent	Enel SpA	Guarantor	US$	8,638,876	-
Credit opening contract	December 2037	European Investment Bank	Enel Chile	Parent	Enel SpA	Guarantor	US$	41,827,120	-
Total								50,465,996	28,192,597

(*) Upon the demerger of the original issuer, Enersis (currently Enel Américas), and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless of the fact that that the payment obligation remains in Enel Américas.

Schedule of financial debt contracts contain cross default clauses

Financial restrictions	Enel Chile	Enel Chile	Enel Chile	Enel Generación Chile	Enel Generación Chile
Instrument type with restriction	Cred. with Fin. Inst.	Cred. with Fin. Inst.	Yankee bonds	Yankee bonds	Yankee bonds
Restriction to be fulfilled by Informant or Subsidiary	Any financial debt that Enel Chile maintains, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.	Any financial debt that Enel Chile maintains, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.	Any financial debt that Enel Chile maintains, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.

Any financial debt held by Enel Generación Chile or its Chilean subsidiaries, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$30 million in an individual debt.

Any financial debt held by Enel Generación Chile or its Chilean subsidiaries, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$50 million in an individual debt.

Creditor	BBVA, S.A. (Administrative Agent) and SMBC	Santander Chile, Scotiabank and European Investment Bank	Bank of New York Mellon (Representative of Bondholders)	Bank of New York Mellon (Representative of Bondholders)	Bank of New York Mellon (Representative of Bondholders)
Registration Number	-	-	ISIN: US29278DAA37	ISIN: US29244TAC53; US29244TAB7; US29244TAA9	ISIN: US29246RAA14
Name of financial indicator or ratio	Cross default	Cross default	Cross default	Cross default	Cross default
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio	Debt past due greater than US$150 million of principal individually.	Debt past due greater than US$150 million of principal individually.	Debt past due greater than US$150 million of principal individually.	Debt past due greater than US$30 million of principal individually.	Debt past due greater than US$50 million of principal individually.
Restriction that must be fulfilled (Range, Value and Unit of measure)	Not have individual debts past due greater than US$150 million.	Not have individual debts past due greater than US$150 million.	Not have individual debts past due greater than US$150 million.	Not have individual debts past due greater than US$150 million.	Not have individual debts past due greater than US$150 million.
Indicator or ratio determined by the company	There are no outstanding debts for an amount greater than US$150 million individually.	There are no outstanding debts for an amount greater than US$150 million individually.	There are no outstanding debts for an amount greater than US$150 million individually.	There are no outstanding debts for an amount greater than US$30 million individually.	There are no outstanding debts for an amount greater than US$50 million individually.
Compliance YES/NO	Yes	Yes	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	-	-	-	-	-

Financial restrictions	Enel Generación Chile	Enel Generación Chile	Enel Distribución Chile
Instrument type with restriction	Series H and M Bonds	Cred. with Fin. Inst.	Cred. with Fin. Inst.
Restriction to be fulfilled by Informant or Subsidiary	Any financial debt held by Enel Generación Chile, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$50 million individually.	Any financial debt held by Enel Generación Chile, for any amount past due.	Any financial debt held by Enel Distribución Chile, for any amount past due.
Creditor	Banco Santander (Representative of Bondholders)	Banco Santander Chile	Banco Santander Chile, Security and Scotiabank
Registration Number	Registration in the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	-	-
Indicator name or financial ratio	Cross default	Cross default	Cross default
Measurement frequency	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio	Debt past due greater than US$50 million of principal individually.	Delinquent debt.	Delinquent debt.
Restriction that must be fulfilled (Range, Value and Unit of measure)	Not have individual debts past due greater than US$50 million.	Not have individual debts past due.	Not have individual debts past due.
Indicator or ratio determined by the company	There are no outstanding debts for an amount greater than US$50 million individually.	There are no delinquent debts.	There are no delinquent debts.
Compliance YES/NO	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	-	-	-

Schedule of financial covenants

Financial restrictions	Enel Generación Chile	Enel Generación Chile	Enel Generación Chile	Enel Generación Chile
Instrument type with restriction	Series H and M Bonds	Series H and M Bonds	Series H and M Bonds	Series H Bonds
Restriction to be fulfilled by Informant or Subsidiary	A ratio between Financial Obligations and Total Capitalization must be maintained of less than or equal to 0.64.	Maintain a Minimum Equity of Ch$761,661 million, a limit that is updated at the end of each fiscal year, as established in the contract.	Maintain a Financial Expense Coverage Coefficient of greater than or equal to 1.85.

Maintain a Net Active Position with Related Companies not exceeding the equivalent amount in pesos, legal tender, of US$500 million, according to the exchange rate observed on the date of its calculation.

Creditor	Banco Santander (Representative of Bondholders)	Banco Santander (Representative of Bondholders)	Banco Santander (Representative of Bondholders)	Banco Santander (Representative of Bondholders)
Registration Number	Registration in the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration in the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration in the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration in the Securities Registry of CMF No. 317
Indicator name or financial ratio	Consolidated Indebtedness Level	Equity Attributable to the Parent Company	Financial Expenses Coverage Coefficient	Net Active Position with Related Companies
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio

Financial Obligations corresponding to the sum between Loans that accrue interest, current, Loans that accrue interest, non-current, Other financial liabilities, current, Other financial liabilities, non-current and Other obligations guaranteed by the Issuer or its subsidiaries, while Total Capitalization is the sum between Financial Obligations and Total Equity.

The Equity corresponds to the Equity attributable to the owners of the parent company, which is contrasted with the level of Minimum Equity that will be readjusted by a percentage, provided it is positive, of the annual variation of the Consumer Price Index multiplied by the difference between 1 minus the ratio of Non-Monetary Assets in Chile recorded in pesos and the Equity Attributable to the Parent Company. If the annual variation of the Consumer Price Index is negative or if the ratio between Non-Monetary Assets in Chile recorded in pesos and Equity Attributable to the Parent Company is greater than one, there will be no readjustment in that year.

Financial expense coverage is the quotient between: i) Gross operating profit, plus Financial income and dividends received from associated companies, and ii) Financial expenses; both items refer to the period of four consecutive quarters ending at the end of the quarter being reported.

The Net Active Position with Related Companies is the difference between: i) the sum of Accounts Receivable from Related Entities of Current and Non-Current Assets and ii) the sum of Accounts Payable to Related Entities of Current and Non-Current Liabilities. The amounts corresponding to those that jointly comply with the following must be excluded from the foregoing: i) operations lasting less than 180 days, and ii) operations arising from the ordinary course of business of Enel Generación Chile or its subsidiaries.

Restriction that must be fulfilled (Range, Value and Unit of measure)	A ratio between Financial Obligations and Total Capitalization must be maintained of less than or equal to 0.64.	Maintain a Minimum Equity of Ch$761,661 million, a limit that is updated at the end of each fiscal year, as established in the contract.	Maintain a Financial Expense Coverage Coefficient of greater than or equal to 1.85.

Maintain a Net Active Position with Related Companies not exceeding the equivalent amount in pesos, legal tender, of US$500 million, according to the exchange rate observed on the date of its calculation.

Indicator or ratio determined by the company	0.30	Ch$2,071,385 million	11.96	US$169.64 million
Compliance YES/NO	Yes	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	Financial Obligations and Total Capitalization	Equity attributable to the owners of the parent company.	Gross Operating Income and Financial Expenses	Current and Non-Current Accounts Receivable and Payable to Related Entities.